Business Combination (Tables)	12 Months Ended
Dec. 31, 2021
Business Acquisition [Line Items]
Reconciles the Elements of Business Combination to Consolidated Statements
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the year ended December 31, 2021:

Recapitalization
Cash- AMCI’s trust and cash (net of redemptions)	$93,310,599
Cash – PIPE plus interest	65,000,118
Less transaction costs and advisory fees paid	(17,188,519)
Less non-cash warrant liability assumed	(33,116,321)
Net Business Combination and PIPE financing	$108,005,877

Common Stock Issued Following the Consummation of Business Combination
The number of shares of common stock issued immediately following the consummation of the Business Combination:

Recapitalization
Class A Common A stock of AMCI, outstanding prior to Business Combination	9,061,136
Less Redemption of AMCI shares	(1,606)
Class B Common Stock of AMCI, outstanding prior to Business Combination	5,513,019
Shares issued in PIPE	6,500,000
Business Combination and PIPE financing shares	21,072,549
Legacy Advent Shares	25,033,398
Total shares of Common Stock immediately after Business Combination	46,105,947

Pro Forma Information
If the acquisition had been consummated as of January 1, 2020, the Company’s pro-forma revenues and net loss for the years ended December 31, 2021 and 2020 would have been as follows:

	Year Ended December 31,
(Amounts in millions)	2021	2020
Revenue	$16.0	$3.0
Net Loss	(29.3)	(16.2)

UltraCell LLC [Member]
Business Acquisition [Line Items]
Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed at the date of acquisition were as follows:

Current assets
Cash and cash equivalents	$77,129
Other current assets	658,332
Total current assets	$735,461
Non-current assets	9,187
Total assets	$744,648

Current liabilities	110,179
Non-current liabilities	-
Total liabilities	$110,179

Net assets acquired	$634,469

Goodwill arising on acquisition

Cost of investment	$6,000,000
Net assets value	634,469
Consideration to be allocated	$5,365,531
Fair value adjustment - New intangibles
Trade name “UltraCell”	405,931
Patented technology	4,328,228
Total intangibles acquired	$4,734,159
Remaining Goodwill	$631,372

SerEnergy and FES [Member]
Business Acquisition [Line Items]
Assets Acquired and Liabilities Assumed
The assets acquired and liabilities assumed at the date of acquisition were as follows:

Current assets
Cash and cash equivalents	$4,366,802
Other current assets	10,252,064
Total current assets	$14,618,866
Non-current assets	5,387,674
Total assets	$20,006,540

Current liabilities	5,800,077
Non-current liabilities	1,179,618
Total liabilities	$6,979,695

Net assets acquired	$13,026,845

Goodwill arising on acquisition

Cost of investment
Cash consideration	$22,236,111
Share consideration	37,923,860
Total cost of investment	60,159,971
Less: Net assets value	13,026,845
Original excess purchase price	$47,133,126
Fair value adjustments
Real Property	76,000
New intangibles:
Patents	16,893,000
Process know-how (IPR&D)	2,612,000
Order backlog	266,000
Total intangibles acquired	$19,771,000
Deferred tax liability arising from the recognition of intangibles and real property valuation	(5,452,000)
Deferred tax assets on tax losses carried forward	3,339,000
Remaining Goodwill	$29,399,126